Condensed Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Current Assets
Cash & cash equivalents	$ 38,029	$ 62,960
Trade & other receivables	2,996	20,952
Prepayments	4,460	2,551
Inventory	24,194	0
Total Current Assets	69,679	86,463
Non-Current Assets
Property, plant and equipment	1,004	1,106
Right-of-use assets	5,215	2,732
Financial assets at fair value through other comprehensive income	1,208	1,014
Other non-current assets	1,333	2,102
Intangible assets	574,879	575,736
Total Non-Current Assets	583,639	582,690
Total Assets	653,318	669,153
Current Liabilities
Trade and other payables	11,860	7,070
Provisions	27,567	45,038
Borrowings	17,505	13,862
Lease liabilities	2,381	2,626
Warrant liability	13,437	4,647
Total Current Liabilities	72,750	73,243
Non-Current Liabilities
Provisions	10,581	10,620
Borrowings	101,475	100,483
Lease liabilities	4,750	1,952
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	119,306	115,555
Total Liabilities	192,056	188,798
Net Assets	461,262	480,355
Equity
Issued Capital	1,320,207	1,310,813
Reserves	97,750	78,303
(Accumulated losses)	(956,695)	(908,761)
Total Equity	$ 461,262	$ 480,355